INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - EUR (€) € in Thousands	Subscribed capital	Capital reserve	Other reserves	Accumulated deficit	Total
Balance at Dec. 31, 2020	€ 6,468	€ 39,490	€ 32,139	€ (83,123)	€ (5,026)
Statement Line Items [Line Items]
Capital increase, net of transaction costs	4	1,479			1,483
Share-based compensation			1,165		1,165
Fair Value Measurement Convertible Bond (OCI)			(106)		(106)
Deferred tax asset (OCI)			41		41
Loss for the period				(24,441)	(24,441)
Balance at Jun. 30, 2021	6,472	40,969	33,239	(107,563)	(26,882)
Balance at Dec. 31, 2021	8,735	187,894	33,891	(147,080)	83,439
Statement Line Items [Line Items]
Capital increase, net of transaction costs	655	37,849			38,504
Share-based compensation			1,221		1,221
Loss for the period				(61,016)	(61,016)
Balance at Jun. 30, 2022	€ 9,390	€ 225,743	€ 35,112	€ (208,096)	€ 62,149